EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE (Tables)
Schedule of weighted average number of share
In Thousands of Shares
Description	2021	2020	2019
Issued common shares at January 1	77,961	71,218	64,676
Effect of shares issued	4,015	2,605	4,169
Weighted average number of common shares outstanding at December 31	81,976	73,823	68,845